Expense Example {- Fidelity Nasdaq Composite Index ETF} - 11.30 Fidelity Nasdaq Composite Index ETF - PRO-12 - Fidelity Nasdaq Composite Index ETF - Fidelity Nasdaq Composite Index ETF	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268